UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05085

Capital Income Builder

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Vincent P. Corti

Capital Income Builder

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Kathryn A. Sanders

O’Melveny & Myers LLP

400 South Hope Street, 10th Floor

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Capital Income Builder®
Investment portfolio

January 31, 2013 unaudited

Common stocks — 74.02%	Shares	Value (000)

CONSUMER STAPLES — 12.86%
Philip Morris International Inc.	31,512,000	$ 2,778,098
Altria Group, Inc.	68,828,100	2,318,130
British American Tobacco PLC	13,420,897	698,804
Reynolds American Inc.	15,165,000	666,957
Lorillard, Inc.	15,342,312	599,424
Nestlé SA	6,610,000	464,127
PepsiCo, Inc.	6,317,000	460,194
Diageo PLC	14,209,300	423,000
Wesfarmers Ltd.	8,621,573	338,046
Kraft Foods Group, Inc.	6,965,666	321,953
Kimberly-Clark Corp.	3,000,000	268,530
ConAgra Foods, Inc.	5,260,000	171,949
Mondelez International, Inc.	6,184,000	171,853
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	3,316,200	156,060
Coca-Cola Co.	3,984,800	148,394
Treasury Wine Estates Ltd.	25,637,502	126,990
Kellogg Co.	2,136,000	124,956
Koninklijke Ahold NV	2,975,000	43,707
Imperial Tobacco Group PLC	1,047,396	38,955
Philip Morris CR as	42,500	25,680
Orior AG1	385,000	22,083
Axfood AB	273,609	11,327
Hillshire Brands Co.	140,708	4,359
		10,383,576

UTILITIES — 9.74%
National Grid PLC	146,428,954	1,605,914
SSE PLC[1]	61,403,600	1,381,909
Dominion Resources, Inc.	13,166,980	712,465
FirstEnergy Corp.	11,019,000	446,159
Power Assets Holdings Ltd.	50,643,500	438,822
Duke Energy Corp.	6,209,735	426,857
GDF SUEZ	20,598,588	422,608
Southern Co.	8,000,000	353,840
PG&E Corp.	5,930,000	252,855
Exelon Corp.	7,170,000	225,425
CEZ, a s	6,198,000	200,729
Ratchaburi Electricity Generating Holding PCL[1]	94,250,000	191,218
Public Service Enterprise Group Inc.	6,027,600	187,941
DTE Energy Co.	2,750,000	174,103
Xcel Energy Inc.	5,516,000	153,235
Electricity Generating PCL[1]	28,100,428	144,177
NextEra Energy, Inc.	2,000,000	144,100
PT Perusahaan Gas Negara (Persero) Tbk	257,800,000	123,739
SUEZ Environnement Co.	5,760,899	76,274
AES Tietê SA, ordinary nominative	4,241,300	39,679
AES Tietê SA, preferred nominative	1,740,000	18,131
Entergy Corp.	752,500	48,612
PPL Corp.	1,000,000	30,290
Cia. Energética de Minas Gerais — CEMIG, preferred nominative (ADR)	2,262,500	24,842
EDP — Energias do Brasil SA	4,020,000	24,608
Ameren Corp.	429,120	13,921
		7,862,453

TELECOMMUNICATION SERVICES — 9.46%
Verizon Communications Inc.	34,296,600	1,495,675
AT&T Inc.	38,265,230	1,331,247
Singapore Telecommunications Ltd.	402,544,500	1,138,372
CenturyLink, Inc.	24,931,096	1,008,463
Vodafone Group PLC	346,894,750	946,851
TeliaSonera AB	42,891,277	309,583
OJSC Mobile TeleSystems (ADR)	12,679,654	249,282
Advanced Info Service PCL	24,369,600	171,617
Belgacom SA	5,030,800	153,557
Türk Telekomünikasyon AS, Class D	33,782,000	141,755
BCE Inc. (CAD denominated)	2,395,000	106,399
BCE Inc.	700,000	31,094
Telefónica Czech Republic, AS	7,572,656	130,938
MTN Group Ltd.	5,156,000	100,930
Philippine Long Distance Telephone Co.	1,436,250	98,350
OJSC MegaFon (GDR)[2,3]	3,000,000	81,030
Hutchison Telecommunications Hong Kong Holdings Ltd.	177,576,000	80,369
France Télécom SA	3,055,000	34,686
KT Corp. (ADR)	1,593,700	26,997
		7,637,195

FINANCIALS — 8.82%
HSBC Holdings PLC (Hong Kong)	45,821,012	521,700
HSBC Holdings PLC (United Kingdom)	22,961,535	261,001
HCP, Inc.	13,635,500	632,551
Westfield Group	39,300,683	458,187
Prudential PLC	29,856,089	453,630
Sampo Oyj, Class A	10,374,801	372,599
Link Real Estate Investment Trust	62,280,000	323,630
Westpac Banking Corp.	10,176,077	297,550
Royal Bank of Canada	4,549,511	283,352
NYSE Euronext	6,904,590	238,692
Bank of Nova Scotia	3,847,200	226,226
BNP Paribas SA	3,575,373	224,333
CapitaCommercial Trust[1]	159,709,300	214,856
China Construction Bank Corp., Class H	246,495,360	212,633
Starwood Property Trust, Inc.[1]	8,029,000	205,864
Bank of China Ltd., Class H	396,960,000	195,527
Industrial and Commercial Bank of China Ltd., Class H	225,656,260	169,924
Ascendas Real Estate Investment Trust	79,480,000	162,473
CapitaMall Trust	63,477,210	108,732
Credit Suisse Group AG	3,596,320	106,303
Arthur J. Gallagher & Co.	2,749,089	101,579
Itaú Unibanco Holding SA, preferred nominative	5,159,000	88,991
Banco Bilbao Vizcaya Argentaria, SA	8,831,398	87,836
Sunway Real Estate Investment Trust[1]	174,950,000	87,278
Frasers Centrepoint Trust[1]	53,464,000	83,804
Canadian Imperial Bank of Commerce (CIBC)	1,000,000	83,417
Tesco Lotus Retail Growth Freehold and Leasehold Property Fund[1]	145,255,000	77,450
Banco Bradesco SA, preferred nominative	4,123,373	75,785
Old Republic International Corp.	6,291,200	71,720
CapitaRetail China Trust[1]	46,690,000	66,207
BM&FBOVESPA SA, ordinary nominative	8,900,000	62,302
Mapletree Industrial Trust	53,322,000	59,024
Hang Seng Bank Ltd.	3,560,000	58,297
Champion Real Estate Investment Trust	92,611,638	47,766
Digital Realty Trust, Inc.	694,100	47,136
Astoria Financial Corp.	4,700,000	45,778
Hudson City Bancorp, Inc.	5,003,800	42,782
Cache Logistics Trust[1]	41,000,000	41,740
Equity Residential, shares of beneficial interest	750,500	41,570
Keppel REIT	35,634,700	39,446
Westfield Retail Trust, units	10,199,334	34,141
CDL Hospitality Trusts	19,078,500	31,138
Ascott Residence Trust	23,302,000	26,076
Société Générale[3]	376,945	17,031
Parkway Life Real Estate Investment Trust	8,300,000	15,626
United Bankshares, Inc.	500,000	12,745
Fannie Mae[3]	12,458,206	3,472
Freddie Mac[3]	5,300,000	1,512
		7,121,412

HEALTH CARE — 8.38%
Novartis AG	30,441,000	2,073,888
GlaxoSmithKline PLC	48,849,000	1,119,894
AbbVie Inc.	30,041,400	1,102,219
Amgen Inc.	8,020,000	685,389
Abbott Laboratories	8,448,300	286,229
Bayer AG	2,564,000	253,028
Johnson & Johnson	3,000,000	221,760
Sonic Healthcare Ltd.	14,481,270	206,432
Bristol-Myers Squibb Co.	5,000,000	180,700
Orion Oyj, Class B	6,289,699	175,756
Merck & Co., Inc.	3,936,000	170,232
Roche Holding AG	593,200	131,279
Pfizer Inc	4,779,500	130,385
Oriola-KD Oyj, Class B	4,205,677	13,705
St.Shine Optical Co. Ltd.	785,000	12,150
		6,763,046

ENERGY — 6.09%
Royal Dutch Shell PLC, Class B	33,914,089	1,233,891
Royal Dutch Shell PLC, Class A (ADR)	2,755,000	194,283
BP PLC	130,453,000	965,698
Kinder Morgan, Inc.	24,210,873	906,939
Eni SpA	21,487,000	539,447
Chevron Corp.	2,302,500	265,133
ConocoPhillips	3,785,100	219,536
Husky Energy Inc.	7,021,800	218,947
TOTAL SA	2,634,000	142,807
TOTAL SA (ADR)	600,000	32,574
OJSC Gazprom (ADR)	10,490,000	98,816
Spectra Energy Corp	2,783,220	77,318
Woodside Petroleum Ltd.	470,230	17,393
		4,912,782

INDUSTRIALS — 4.94%
Lockheed Martin Corp.	7,168,100	622,693
Waste Management, Inc.	11,183,600	406,859
General Electric Co.	18,170,900	404,848
Singapore Technologies Engineering Ltd	91,974,000	291,308
BAE Systems PLC	49,981,335	269,202
Hutchison Port Holdings Trust	323,819,000	265,531
Sydney Airport	78,557,008	259,684
China Merchants Holdings (International) Co., Ltd.	51,683,366	183,265
VINCI SA	2,640,000	134,512
Hays PLC[1]	80,375,129	113,453
R.R. Donnelley & Sons Co.[1]	12,206,957	112,304
Schneider Electric SA	1,315,000	100,167
Atlas Copco AB, Class B	3,725,000	95,031
Hopewell Highway Infrastructure Ltd.	133,268,430	77,328
Emerson Electric Co.	1,280,000	73,280
SMRT Corp. Ltd.	51,160,000	67,378
SATS Ltd.	24,526,000	60,441
Go-Ahead Group PLC[1]	2,725,000	56,400
Securitas AB, Class B	5,873,565	54,922
Uponor Oyj	3,654,768	51,113
Geberit AG	171,319	40,060
IMI PLC	2,125,000	39,432
BELIMO Holding AG	18,215	36,208
United Parcel Service, Inc., Class B	440,000	34,888
SIA Engineering Co. Ltd.	8,617,000	34,464
Sandvik AB	1,989,922	31,956
United Technologies Corp.	242,000	21,192
Steelcase Inc., Class A	1,317,000	17,951
Watsco, Inc.	228,000	17,180
AB SKF, Class B	530,000	13,154
		3,986,204

CONSUMER DISCRETIONARY — 4.06%
British Sky Broadcasting Group PLC	43,521,000	564,274
Reed Elsevier PLC	30,425,000	331,505
Darden Restaurants, Inc.[1]	7,025,000	326,663
William Hill PLC[1]	43,111,488	262,628
Daimler AG	3,672,400	213,791
Li & Fung Ltd.	128,898,000	181,163
Home Depot, Inc.	2,646,000	177,070
Garmin Ltd.	4,416,072	167,325
Greene King PLC[1]	14,073,299	148,988
Mattel, Inc.	3,500,000	131,705
H & M Hennes & Mauritz AB, Class B	3,046,000	112,204
SES SA, Class A (FDR)	2,800,000	85,712
Kingfisher PLC	18,845,000	80,608
Genuine Parts Co.	1,160,000	78,915
Intercontinental Hotels Group PLC	2,251,528	66,276
WPP PLC	3,775,000	59,363
Leggett & Platt, Inc.	1,765,800	51,985
Stella International Holdings Ltd.	17,604,000	50,619
Halfords Group PLC	6,599,000	35,647
Ekornes ASA[1]	1,990,851	34,803
Bijou Brigitte modische Accessoires AG	233,795	23,174
Headlam Group PLC	3,808,547	21,141
mobilezone holding ag, non-registered shares	1,785,000	18,928
Marks and Spencer Group PLC	2,880,000	17,343
TAKKT AG	1,023,877	14,618
Café de Coral Holdings Ltd.	3,600,000	10,955
Darty PLC	7,266,600	6,944
		3,274,347

MATERIALS — 2.94%
Dow Chemical Co.	15,094,000	486,027
Amcor Ltd.	42,943,530	376,165
CRH PLC	12,528,309	270,644
RPM International, Inc.[1]	8,340,000	260,291
Koninklijke DSM NV	3,271,000	200,550
Israel Chemicals Ltd.	13,793,383	182,746
Fletcher Building Ltd.	21,176,596	169,184
E.I. du Pont de Nemours and Co.	3,000,000	142,350
Air Products and Chemicals, Inc.	1,500,000	131,145
Formosa Plastics Corp.	18,140,000	49,272
Formosa Chemicals & Fibre Corp.	17,970,000	48,810
Akzo Nobel NV	600,000	41,052
Rautaruukki Oyj	1,431,029	10,298
voestalpine AG	183,000	6,701
		2,375,235

INFORMATION TECHNOLOGY — 2.56%
Microsoft Corp.	17,270,000	474,407
Quanta Computer Inc.	139,758,660	326,126
Delta Electronics, Inc.	84,649,233	306,757
Maxim Integrated Products, Inc.	8,290,700	260,743
Siliconware Precision Industries Co., Ltd.[1]	173,970,300	182,947
Analog Devices, Inc.	3,451,200	150,610
Xilinx, Inc.	2,589,100	94,476
Playtech Ltd.	10,202,254	74,901
Playtech Ltd.[2]	2,300,000	16,886
VTech Holdings Ltd.	7,597,110	87,526
Neopost SA	733,281	41,817
Compal Electronics, Inc.	52,241,183	37,952
HTC Corp.	1,435,700	14,174
		2,069,322

MISCELLANEOUS — 4.17%
Other common stocks in initial period of acquisition		3,366,545

Total common stocks (cost: $50,685,207,000)		59,752,117

Preferred stocks — 0.05%

UTILITIES — 0.03%
Southern Co. 5.625%	800,000	20,525

FINANCIALS — 0.02%
CoBank, ACB, Class E, noncumulative[2]	13,000	8,906
HSBC Holdings PLC, Series 2, 8.00%	200,000	5,582
		14,488

Total preferred stocks (cost: $37,995,000)		35,013

	Shares or
Convertible securities — 0.28%	principal amount

FINANCIALS — 0.13%
Credit Suisse Group AG 4.00% convertible notes 2013	CHF47,155,000	85,677
Bank of America Corp., Series L, 7.25% convertible preferred	18,000	21,344
Fannie Mae 5.375% convertible preferred 2032[3]	240	1,116
		108,137

UTILITIES — 0.07%
PPL Corp. 9.50% convertible preferred 2013, units	1,000,000	54,060

CONSUMER STAPLES — 0.02%
Universal Corp. 6.75% convertible preferred	16,000	19,803

INDUSTRIALS — 0.02%
United Continental Holdings, Inc. 6.00% convertible preferred 2030	347,000	13,648

MISCELLANEOUS — 0.04%
Other convertible securities in initial period of acquisition		32,400

Total convertible securities (cost: $195,931,000)		228,048

	Principal amount
Bonds & notes — 21.13%	(000)

MORTGAGE-BACKED OBLIGATIONS[4] — 6.64%
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	$ 2,314	2,464
Fannie Mae 4.50% 2019	5,982	6,427
Fannie Mae 5.50% 2019	779	833
Fannie Mae 4.50% 2020	2,328	2,501
Fannie Mae 5.50% 2020	2,078	2,222
Fannie Mae, Series 2006-78, Class CG, 4.50% 2021	9,763	10,339
Fannie Mae 6.00% 2021	2,314	2,585
Fannie Mae 2.50% 2022	8,714	9,072
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	2,106	2,115
Fannie Mae 2.50% 2023	44,257	46,080
Fannie Mae 5.00% 2023	3,765	4,085
Fannie Mae 4.00% 2024	8,267	8,816
Fannie Mae 4.50% 2024	22,610	24,309
Fannie Mae 4.50% 2024	5,784	6,219
Fannie Mae 6.00% 2024	6,147	6,821
Fannie Mae 6.00% 2024	56	62
Fannie Mae 3.50% 2025	12,742	13,491
Fannie Mae 3.50% 2026	45,078	47,727
Fannie Mae 6.00% 2026	24,848	27,524
Fannie Mae 6.00% 2026	2,610	2,896
Fannie Mae 2.50% 2027	121,294	126,184
Fannie Mae 2.50% 2027	30,783	32,024
Fannie Mae 2.50% 2027	20,973	21,819
Fannie Mae 2.50% 2027	10,874	11,306
Fannie Mae 2.50% 2027	10,689	11,120
Fannie Mae 2.50% 2027	6,575	6,845
Fannie Mae 2.50% 2027	4,673	4,865
Fannie Mae 2.50% 2027	4,670	4,858
Fannie Mae 2.50% 2027	4,663	4,851
Fannie Mae 2.50% 2027	4,660	4,851
Fannie Mae 2.50% 2027	1,188	1,235
Fannie Mae 2.50% 2027	1,115	1,159
Fannie Mae 2.50% 2027	244	253
Fannie Mae 3.00% 2027	63,327	66,583
Fannie Mae 6.00% 2027	43,976	48,798
Fannie Mae 2.00% 2028	129,500	131,029
Fannie Mae 2.00% 2028	65,400	66,019
Fannie Mae 2.50% 2028	323,988	335,631
Fannie Mae 2.50% 2028	48,244	50,189
Fannie Mae 3.00% 2028	187,927	197,353
Fannie Mae 3.00% 2028	41,840	43,867
Fannie Mae 3.50% 2028	90,765	96,027
Fannie Mae 6.00% 2028	1,770	1,969
Fannie Mae 6.00% 2028	1,227	1,364
Fannie Mae 6.00% 2028	1,017	1,131
Fannie Mae 6.00% 2028	979	1,088
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	1,301	1,480
Fannie Mae 5.50% 2033	1,259	1,382
Fannie Mae 5.00% 2035	26,301	28,530
Fannie Mae 5.00% 2035	2,289	2,471
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	6,751	7,620
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	6,351	5,750
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	4,843	4,440
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	993	923
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	908	865
Fannie Mae, Series 2006-65, Class PF, 0.484% 2036[5]	5,975	5,971
Fannie Mae 5.00% 2036	37,373	40,523
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	9,680	10,845
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	34,175	38,454
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	24,837	27,991
Fannie Mae 6.00% 2036	21,098	23,166
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	18,957	21,381
Fannie Mae 6.00% 2036	15,357	16,862
Fannie Mae 6.00% 2036	10,611	11,635
Fannie Mae 6.00% 2036	9,792	10,751
Fannie Mae 6.00% 2036	4,233	4,651
Fannie Mae 6.50% 2036	509	571
Fannie Mae 7.00% 2036	901	1,005
Fannie Mae 7.50% 2036	206	235
Fannie Mae, Series 2007-37, Class AP, 5.25% 2037	43,537	48,138
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	25,407	28,288
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	8,558	9,537
Fannie Mae 5.50% 2037	1,262	1,385
Fannie Mae 6.00% 2037	3,633	3,976
Fannie Mae 6.50% 2037	8,076	8,957
Fannie Mae 6.50% 2037	919	1,020
Fannie Mae 6.50% 2037	758	839
Fannie Mae 6.50% 2037	623	689
Fannie Mae 7.00% 2037	13,793	15,809
Fannie Mae 7.00% 2037	882	1,012
Fannie Mae 7.50% 2037	2,368	2,700
Fannie Mae 7.50% 2037	750	856
Fannie Mae 7.50% 2037	553	636
Fannie Mae 7.50% 2037	419	478
Fannie Mae 7.50% 2037	119	136
Fannie Mae 3.377% 2038[5]	6,925	7,404
Fannie Mae 5.134% 2038[5]	5,642	6,142
Fannie Mae 5.367% 2038[5]	555	595
Fannie Mae 5.50% 2038	13,170	14,291
Fannie Mae 5.50% 2038	10,076	10,934
Fannie Mae 5.50% 2038	5,239	5,688
Fannie Mae 5.50% 2038	2,457	2,666
Fannie Mae 5.50% 2038	1,740	1,889
Fannie Mae 6.00% 2038	19,564	21,791
Fannie Mae 6.00% 2038	18,794	20,512
Fannie Mae 6.00% 2038	6,410	7,015
Fannie Mae 7.00% 2038	365	419
Fannie Mae 3.521% 2039[5]	6,626	6,916
Fannie Mae 3.569% 2039[5]	4,199	4,450
Fannie Mae 3.636% 2039[5]	7,146	7,474
Fannie Mae 3.702% 2039[5]	3,201	3,374
Fannie Mae 3.711% 2039[5]	2,347	2,469
Fannie Mae 3.749% 2039[5]	6,638	7,078
Fannie Mae 3.759% 2039[5]	4,058	4,316
Fannie Mae 3.80% 2039[5]	4,022	4,378
Fannie Mae 3.905% 2039[5]	1,693	1,833
Fannie Mae 3.906% 2039[5]	6,304	6,620
Fannie Mae 3.939% 2039[5]	3,800	4,055
Fannie Mae 3.955% 2039[5]	1,189	1,243
Fannie Mae 5.50% 2039	1,431	1,556
Fannie Mae 4.00% 2040	5,226	5,564
Fannie Mae 4.186% 2040[5]	5,610	5,975
Fannie Mae 4.404% 2040[5]	7,516	8,016
Fannie Mae 4.50% 2040	509	562
Fannie Mae 4.50% 2040	197	215
Fannie Mae 5.00% 2040	5,172	5,811
Fannie Mae 5.00% 2040	3,893	4,374
Fannie Mae 6.00% 2040	11,370	12,443
Fannie Mae 3.564% 2041[5]	2,677	2,826
Fannie Mae 3.764% 2041[5]	6,515	6,930
Fannie Mae 4.00% 2041	226,855	241,595
Fannie Mae 4.00% 2041	40,659	43,288
Fannie Mae 4.00% 2041	34,018	37,110
Fannie Mae 4.00% 2041	18,682	19,896
Fannie Mae 4.00% 2041	14,431	15,368
Fannie Mae 4.00% 2041	5,669	6,140
Fannie Mae 4.00% 2041	4,516	4,810
Fannie Mae 4.50% 2041	20,374	22,502
Fannie Mae 4.50% 2041	7,605	8,205
Fannie Mae 4.50% 2041	1,540	1,700
Fannie Mae 5.00% 2041	19,412	21,811
Fannie Mae 5.00% 2041	8,896	9,995
Fannie Mae 5.00% 2041	5,980	6,719
Fannie Mae 5.00% 2041	5,557	6,170
Fannie Mae 5.00% 2041	5,329	5,988
Fannie Mae 5.00% 2041	4,388	4,930
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	180	205
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	160	191
Fannie Mae 3.50% 2042	98,456	104,086
Fannie Mae 3.50% 2042	48,951	51,857
Fannie Mae 3.50% 2042	48,464	51,508
Fannie Mae 3.50% 2042	32,530	34,390
Fannie Mae 3.50% 2042	11,903	12,584
Fannie Mae 3.50% 2042	11,622	12,352
Fannie Mae 3.50% 2042	11,604	12,293
Fannie Mae 3.50% 2042	10,606	11,236
Fannie Mae 4.00% 2042	202,650	217,843
Fannie Mae 4.00% 2042	68,496	72,946
Fannie Mae 4.00% 2042	61,748	66,377
Fannie Mae 4.00% 2042	40,459	43,088
Fannie Mae 4.00% 2042	22,855	24,568
Fannie Mae 3.00% 2043	250,490	258,787
Fannie Mae 3.50% 2043	302,264	318,936
Fannie Mae 4.00% 2043	37,166	39,530
Fannie Mae 4.50% 2043	35,133	37,719
Fannie Mae 5.50% 2043	36,720	39,847
Fannie Mae 6.00% 2043	18,230	19,902
Fannie Mae 7.00% 2047	742	829
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,756
Freddie Mac 5.50% 2019	2,580	2,740
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022	18,009	17,812
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022	20,110	20,087
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022	41,420	41,501
Freddie Mac, Series K024, Class A2, multifamily 2.573% 2022	5,965	6,085
Freddie Mac, Series 2642, Class BL, 3.50% 2023	2,292	2,388
Freddie Mac, Series 2626, Class NG, 3.50% 2023	806	832
Freddie Mac 4.50% 2023	158	171
Freddie Mac 5.50% 2023	4,536	4,881
Freddie Mac, Series 1617, Class PM, 6.50% 2023	1,404	1,577
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026	2,133	2,044
Freddie Mac 6.00% 2026	6,796	7,547
Freddie Mac 6.00% 2026	5,401	5,995
Freddie Mac 5.50% 2027	11,327	12,229
Freddie Mac 6.50% 2027	7,801	8,695
Freddie Mac 4.50% 2029	914	978
Freddie Mac 4.50% 2029	139	149
Freddie Mac, Series 2153, Class GG, 6.00% 2029	2,523	2,833
Freddie Mac, Series 2122, Class QM, 6.25% 2029	4,584	5,172
Freddie Mac 4.50% 2030	936	1,002
Freddie Mac 6.50% 2032	1,239	1,411
Freddie Mac 4.50% 2035	1,336	1,424
Freddie Mac 4.50% 2035	678	723
Freddie Mac 4.50% 2035	46	49
Freddie Mac, Series 3061, Class PN, 5.50% 2035	8,386	9,303
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	9,921	9,029
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036	5,814	5,393
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	2,599	2,453
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	2,542	2,384
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	2,278	2,143
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036	1,398	1,306
Freddie Mac 4.50% 2036	4,962	5,282
Freddie Mac, Series 3156, Class NG, 6.00% 2036	25,042	28,275
Freddie Mac 2.868% 2037[5]	4,546	4,891
Freddie Mac, Series 3286, Class JN, 5.50% 2037	14,191	15,676
Freddie Mac, Series 3271, Class OA, 6.00% 2037	16,950	19,157
Freddie Mac 2.958% 2038[5]	3,618	3,831
Freddie Mac 4.97% 2038[5]	3,932	4,200
Freddie Mac 5.00% 2038	5,289	5,738
Freddie Mac 5.00% 2038	1,120	1,216
Freddie Mac 5.00% 2038	936	1,016
Freddie Mac 5.00% 2038	25	26
Freddie Mac 5.50% 2038	52,860	57,166
Freddie Mac 5.50% 2038	19,033	20,596
Freddie Mac 3.659% 2039[5]	1,751	1,859
Freddie Mac 4.50% 2039	10,058	10,706
Freddie Mac 4.50% 2039	4,642	4,941
Freddie Mac 4.50% 2039	4,326	4,605
Freddie Mac 4.50% 2039	356	379
Freddie Mac 5.00% 2039	39,559	42,613
Freddie Mac 5.50% 2039	59,892	64,809
Freddie Mac 5.50% 2039	5,970	6,456
Freddie Mac 4.50% 2040	6,047	6,459
Freddie Mac 4.50% 2040	5,666	6,046
Freddie Mac 4.50% 2040	4,607	4,921
Freddie Mac 4.50% 2040	3,123	3,336
Freddie Mac 4.50% 2040	202	215
Freddie Mac 6.00% 2040	587	640
Freddie Mac 4.50% 2041	58,278	62,381
Freddie Mac 4.50% 2041	9,760	10,447
Freddie Mac 4.50% 2041	9,215	9,863
Freddie Mac 4.50% 2041	7,234	7,743
Freddie Mac 4.50% 2041	2,479	2,639
Freddie Mac 4.50% 2041	1,822	1,950
Freddie Mac 4.50% 2041	1,681	1,795
Freddie Mac 4.50% 2041	1,640	1,752
Freddie Mac 4.50% 2041	1,480	1,584
Freddie Mac 4.50% 2041	1,394	1,492
Freddie Mac 4.50% 2041	1,288	1,378
Freddie Mac 4.50% 2041	1,153	1,234
Freddie Mac 4.50% 2041	140	150
Freddie Mac 5.00% 2041	2,078	2,343
Freddie Mac 5.00% 2041	899	1,000
Freddie Mac 5.50% 2041	28,362	30,690
Freddie Mac 4.50% 2042	36,783	39,154
Freddie Mac 4.50% 2042	1,481	1,589
Freddie Mac 4.50% 2042	1,457	1,559
Freddie Mac 6.50% 2047	1,267	1,379
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A-5, 4.654% 2037	2,651	2,687
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A-4, 4.895% 2037	5,000	5,451
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 2042[5]	14,840	16,009
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.872% 2045[5]	60,508	69,202
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[2]	11,255	12,065
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[2]	17,400	18,854
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	6,618	6,626
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-2, 5.434% 2049	18,920	20,128
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.726% 2049[5]	9,597	11,200
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035	5,034	4,837
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037	4,315	4,096
Government National Mortgage Assn. 4.50% 2037	9,478	10,344
Government National Mortgage Assn. 6.00% 2039	15,577	18,033
Government National Mortgage Assn. 6.50% 2039	2,421	2,767
Government National Mortgage Assn. 3.50% 2040	679	731
Government National Mortgage Assn. 5.00% 2040	10,876	11,680
Government National Mortgage Assn. 5.50% 2040	17,034	19,005
Government National Mortgage Assn. 4.50% 2041	12,046	13,120
Government National Mortgage Assn. 5.00% 2041	9,525	10,420
Government National Mortgage Assn. 6.50% 2041	3,946	4,469
Government National Mortgage Assn. 5.816% 2058	12,973	14,122
Government National Mortgage Assn., Series 2003, 6.116% 2058	1,245	1,389
Government National Mortgage Assn. 6.172% 2058	901	997
Government National Mortgage Assn. 6.205% 2058	4,423	4,879
Government National Mortgage Assn. 6.22% 2058	1,979	2,141
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	111	111
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[5]	38,142	38,190
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.867% 2038[5]	14,395	16,418
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	11,000	12,585
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	401	424
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	260	278
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	319	334
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	5,314	5,470
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-3, 5.10% 2038[5]	2,152	2,172
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039	32,645	36,854
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.409% 2039[5]	9,999	10,404
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[2]	27,000	27,501
American Tower Trust I, Series 2007-1A, Class C, 5.615% 2037[2]	10,000	10,405
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[2]	15,000	15,374
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	37,036	42,135
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[5]	25,000	28,251
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[2]	23,964	25,835
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 2035[2]	8,000	8,520
Crown Castle Towers LLC, Series 2010-5, Class C, 4.174% 2037[2]	15,000	16,557
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.697% 2042[5]	20,105	22,674
Northern Rock PLC 5.625% 2017[2]	12,857	14,954
Northern Rock PLC 5.625% 2017	6,000	6,979
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.308% 2045[5]	17,000	17,089
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-3, 4.877% 2042	1,318	1,345
Banc of America Commercial Mortgage Inc., Series 2006-2, Class A-3, 5.704% 2045[5]	4,955	5,092
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.592% 2049[5]	5,000	5,767
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	9,823	10,216
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	5,000	5,701
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 2058[2,5]	3,179	3,277
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-4, 5.197% 2030[5]	2,500	2,741
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-2, 5.426% 2041	1,880	1,891
Bear Stearns ARM Trust, Series 2003-8, Class III-A, 3.016% 2034[5]	1,299	1,364
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	991	1,028
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	683	698
Banc of America Mortgage Securities Inc., Series 2004-B, Class 1-A1, 2.93% 2034[5]	162	165
		5,360,409

U.S. TREASURY BONDS & NOTES — 3.76%
U.S. TREASURY — 3.38%
U.S. Treasury 2.75% 2013	25,000	25,484
U.S. Treasury 3.125% 2013	19,370	19,704
U.S. Treasury 4.25% 2013	100,000	102,215
U.S. Treasury 1.875% 2014	78,250	79,671
U.S. Treasury 2.625% 2014	86,140	89,229
U.S. Treasury 4.25% 2014	100,000	107,115
U.S. Treasury 4.25% 2015	75,000	82,374
U.S. Treasury 9.875% 2015	106,950	135,037
U.S. Treasury 10.625% 2015	7,500	9,445
U.S. Treasury 11.25% 2015	216,420	264,632
U.S. Treasury 1.75% 2016	10,000	10,419
U.S. Treasury 2.625% 2016	25,000	26,676
U.S. Treasury 3.25% 2016	50,000	54,660
U.S. Treasury 4.50% 2016	40,000	44,912
U.S. Treasury 4.875% 2016	13,500	15,557
U.S. Treasury 7.50% 2016	190,000	239,104
U.S. Treasury 9.25% 2016	96,000	121,548
U.S. Treasury 0.625% 2017	19,250	19,056
U.S. Treasury 0.625% 2017	5,000	4,959
U.S. Treasury 0.75% 2017	55,110	55,134
U.S. Treasury 0.75% 2017	2,500	2,492
U.S. Treasury 0.875% 2017	25,000	25,183
U.S. Treasury 1.00% 2017	45,000	45,585
U.S. Treasury 3.25% 2017	39,400	43,568
U.S. Treasury 8.75% 2017	50,000	67,028
U.S. Treasury 8.875% 2017	135,850	185,170
U.S. Treasury 8.125% 2019	43,440	62,408
U.S. Treasury 3.50% 2020	25,000	28,607
U.S. Treasury 8.75% 2020	81,680	124,594
U.S. Treasury 8.75% 2020	30,000	45,402
U.S. Treasury 2.00% 2021	55,000	56,008
U.S. Treasury 3.625% 2021	10,000	11,543
U.S. Treasury 8.00% 2021	22,500	34,140
U.S. Treasury 8.125% 2021	25,000	37,983
U.S. Treasury 1.625% 2022	222,910	215,877
U.S. Treasury 1.625% 2022	1,465	1,426
U.S. Treasury 1.75% 2022	3,500	3,461
U.S. Treasury 6.25% 2023	25,000	35,105
U.S. Treasury 7.125% 2023	25,000	36,949
U.S. Treasury 6.875% 2025	25,000	37,584
U.S. Treasury 6.25% 2030	12,620	18,897
U.S. Treasury 3.875% 2040	33,200	38,247
U.S. Treasury 2.75% 2042	47,750	43,929
U.S. Treasury 3.00% 2042	22,000	21,405
		2,729,522

U.S. TREASURY INFLATION-PROTECTED SECURITIES[6] — 0.38%
U.S. Treasury Inflation-Protected Security 0.625% 2013	27,020	27,101
U.S. Treasury Inflation-Protected Security 1.875% 2013	22,914	23,427
U.S. Treasury Inflation-Protected Security 0.125% 2016	31,660	33,614
U.S. Treasury Inflation-Protected Security 0.125% 2017	77,543	83,488
U.S. Treasury Inflation-Protected Security 0.125% 2022	52,047	56,270
U.S. Treasury Inflation-Protected Security 0.125% 2023	44,621	47,863
U.S. Treasury Inflation-Protected Security 2.375% 2025	16,920	22,619
U.S. Treasury Inflation-Protected Security 0.75% 2042	9,202	9,790
		304,172

Total U.S. Treasury bonds & notes		3,033,694

FINANCIALS — 2.14%
Prologis, Inc. 7.625% 2014	24,420	26,615
Prologis, Inc. 6.125% 2016	405	466
Prologis, Inc. 6.25% 2017	37,880	43,981
Prologis, Inc. 6.625% 2018	10,010	12,063
Prologis, Inc. 6.625% 2019	7,510	9,077
Prologis, Inc. 7.375% 2019	21,385	26,924
Prologis, Inc. 6.875% 2020	82,380	101,037
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[2]	20,285	21,753
Westfield Group 7.50% 2014[2]	20,000	21,677
Westfield Group 5.75% 2015[2]	26,750	29,750
Westfield Group 5.70% 2016[2]	32,250	36,705
Westfield Group 7.125% 2018[2]	3,925	4,828
Westfield Group 6.75% 2019[2]	21,275	26,280
Westfield Group 3.375% 2022[2]	850	858
JPMorgan Chase & Co. 1.80% 2018	10,000	9,978
JPMorgan Chase & Co. 4.625% 2021	5,000	5,587
JPMorgan Chase & Co. 3.20% 2023	19,000	18,923
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)[5]	78,766	90,942
Murray Street Investment Trust I 4.647% 2017	6,375	6,911
Goldman Sachs Group, Inc. 2.375% 2018	8,695	8,727
Goldman Sachs Group, Inc. 5.25% 2021	50,000	56,574
Goldman Sachs Group, Inc. 5.75% 2022	27,900	32,584
Goldman Sachs Group, Inc. 3.625% 2023	18,995	19,006
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)[5]	84,806	97,633
Developers Diversified Realty Corp. 5.50% 2015	4,194	4,549
Developers Diversified Realty Corp. 9.625% 2016	11,245	13,788
Developers Diversified Realty Corp. 7.50% 2017	22,820	27,290
Developers Diversified Realty Corp. 7.875% 2020	15,090	19,208
Monumental Global Funding 5.50% 2013[2]	23,915	24,166
Monumental Global Funding III 0.504% 2014[2,5]	12,860	12,858
Monumental Global Funding III 5.25% 2014[2]	17,500	18,221
PNC Funding Corp. 5.40% 2014	10,000	10,638
PNC Funding Corp. 4.25% 2015	1,800	1,964
PNC Bank 0.80% 2016	6,000	6,004
PNC Financial Services Group, Inc. 2.854% 2022	10,500	10,364
PNC Preferred Funding Trust I, junior subordinated 1.958% (undated)[2,5]	8,600	7,267
PNC Preferred Funding Trust III, junior subordinated 8.70% (undated)[2,5]	14,300	14,472
Goodman Funding Pty Ltd. 6.00% 2022[2]	43,565	48,729
CNA Financial Corp. 5.85% 2014	30,000	32,476
CNA Financial Corp. 6.50% 2016	6,000	6,925
CNA Financial Corp. 7.35% 2019	6,000	7,587
Bank of America Corp., Series L, 3.625% 2016	3,045	3,232
Bank of America Corp. 3.75% 2016	7,270	7,761
Bank of America Corp. 5.75% 2017	5,000	5,779
Bank of America Corp. 2.00% 2018	8,500	8,446
Bank of America Corp. 5.65% 2018	1,940	2,243
Bank of America Corp. 5.625% 2020	6,955	8,080
Bank of America Corp. 5.00% 2021	455	510
Bank of America Corp. 5.875% 2021	5,000	5,887
Bank of America Corp. 3.30% 2023	4,415	4,364
Simon Property Group, LP 6.75% 2014	20,000	21,232
Simon Property Group, LP 4.20% 2015	2,430	2,578
Simon Property Group, LP 5.875% 2017	5,000	5,837
Simon Property Group, LP 1.50% 2018[2]	7,500	7,433
Simon Property Group, LP 6.125% 2018	5,665	6,891
Citigroup Inc. 3.953% 2016	10,000	10,740
Citigroup Inc. 8.50% 2019	12,656	16,901
Citigroup Inc., Series B, junior subordinated 5.90% (undated)[5]	3,000	3,075
Citigroup Inc., Series A, junior subordinated 5.95% (undated)[5]	7,500	7,584
Berkshire Hathaway Inc. 2.125% 2013	4,000	4,001
Berkshire Hathaway Inc. 1.55% 2018	15,000	15,028
Berkshire Hathaway Inc. 3.75% 2021	2,000	2,144
Berkshire Hathaway Inc. 3.00% 2023	8,500	8,475
Berkshire Hathaway Inc. 4.40% 2042	4,000	3,932
Regions Financial Corp. 7.75% 2014	24,434	27,091
Regions Financial Corp. 5.20% 2015	4,313	4,593
Regions Financial Corp. 5.75% 2015	1,253	1,366
AXA SA, Series B, junior subordinated 6.379% (undated)[2,5]	30,335	30,335
AXA SA, junior subordinated 6.463% (undated)[2,5]	1,900	1,900
BNP Paribas 5.00% 2021	11,000	12,323
BNP Paribas, junior subordinated 7.195% (undated)[2,5]	16,200	16,937
HBOS PLC 6.75% 2018[2]	25,085	27,625
Kimco Realty Corp., Series C, 4.82% 2014	3,068	3,230
Kimco Realty Corp., Series C, 5.783% 2016	4,147	4,681
Kimco Realty Corp. 4.30% 2018	12,000	13,313
Kimco Realty Corp. 6.875% 2019	2,070	2,610
ERP Operating LP 6.584% 2015	3,245	3,641
ERP Operating LP 5.125% 2016	4,445	4,968
ERP Operating LP 5.375% 2016	2,750	3,131
ERP Operating LP 5.75% 2017	6,000	7,021
ERP Operating LP 4.625% 2021	3,150	3,514
CIT Group Inc., Series C, 4.75% 2015[2]	10,000	10,550
CIT Group Inc. 5.00% 2017	10,000	10,725
Northern Trust Corp. 4.625% 2014	8,475	8,905
Northern Trust Corp. 5.85% 2017[2]	10,150	12,153
Hospitality Properties Trust 5.125% 2015	3,675	3,856
Hospitality Properties Trust 6.30% 2016	1,400	1,545
Hospitality Properties Trust 6.70% 2018	4,703	5,404
Hospitality Properties Trust 5.00% 2022	7,250	7,705
Ford Motor Credit Co. 2.50% 2016	2,500	2,537
Ford Motor Credit Co. 4.207% 2016	3,500	3,728
Ford Motor Credit Co. 4.25% 2017	6,000	6,402
Ford Motor Credit Co. 2.375% 2018	5,000	4,940
American International Group, Inc. 3.80% 2017	13,500	14,567
American International Group, Inc. 4.875% 2022	2,500	2,793
Realogy Corp., Term Loan B, 4.456% 2016[4,5,7]	5,095	5,137
Realogy Corp., Letter of Credit, 4.456% 2016[4,5,7]	333	336
Realogy Corp. 9.00% 2020[2]	10,000	11,650
Barclays Bank PLC 5.14% 2020	15,525	16,166
Nordea Bank AB 3.125% 2017[2]	14,000	14,823
Liberty Mutual Group Inc. 6.70% 2016[2]	10,000	11,541
Liberty Mutual Group Inc. 6.50% 2035[2]	2,695	2,942
UnumProvident Finance Co. PLC 6.85% 2015[2]	1,885	2,124
Unum Group 7.125% 2016	10,000	11,694
Capital One Bank 6.50% 2013	13,477	13,758
Mack-Cali Realty Corp. 2.50% 2017	13,260	13,393
UBS AG 4.875% 2020	8,917	10,188
UBS AG 7.75% 2026	2,500	3,198
Lazard Group LLC 7.125% 2015	11,250	12,521
iStar Financial Inc., Term Loan B, 5.75% 2017[4,5,7]	12,228	12,454
MetLife Global Funding I 5.125% 2013[2]	4,000	4,034
MetLife Global Funding I 5.125% 2014[2]	7,500	7,958
American Tower Corp. 7.00% 2017	10,000	11,934
Morgan Stanley 3.80% 2016	5,000	5,284
Morgan Stanley 5.50% 2021	5,595	6,310
New York Life Global Funding 4.65% 2013[2]	3,500	3,539
New York Life Global Funding 2.45% 2016[2]	5,000	5,228
New York Life Global Funding 1.30% 2017[2]	2,500	2,489
USAA Capital Corp 1.05% 2014[2]	8,500	8,539
USAA Capital Corp 2.25% 2016[2]	2,500	2,579
American Express Co. 6.15% 2017	9,080	10,831
ACE Capital Trust II 9.70% 2030	7,210	10,581
UDR, Inc., Series A, 5.25% 2015	8,975	9,656
Chubb Corp., junior subordinated 6.375% 2067[5]	7,500	8,194
Synovus Financial Corp. 7.875% 2019	7,000	7,998
Royal Bank of Canada 1.50% 2018	7,500	7,498
AvalonBay Communities, Inc. 2.85% 2023	7,230	7,051
Rabobank Nederland 3.95% 2022	6,500	6,516
Daimler Finance NA LLC 3.00% 2016[2]	5,500	5,739
Discover Financial Services 10.25% 2019	4,334	5,653
Santander Issuances, SA Unipersonal 6.50% 2019[2,5]	5,400	5,575
International Lease Finance Corp. 4.875% 2015	5,000	5,237
Volkswagen International Finance NV 2.375% 2017[2]	5,000	5,137
Westpac Banking Corp. 1.60% 2018	5,000	4,996
Host Hotels & Resorts LP 6.00% 2021	4,000	4,595
Prudential Financial, Inc. 4.50% 2021	3,500	3,872
FelCor Lodging Trust Inc. 5.625% 2023[2]	3,600	3,640
NASDAQ OMX Group, Inc. 5.25% 2018	2,500	2,760
Crescent Resources 10.25% 2017[2]	2,550	2,741
Brandywine Operating Partnership, LP 5.40% 2014	2,500	2,671
HSBC Holdings PLC 4.00% 2022	2,500	2,668
		1,725,055

ENERGY — 1.54%
Gazprom OJSC 5.092% 2015[2]	1,300	1,384
Gazprom OJSC 8.146% 2018	21,850	26,712
Gazprom OJSC 3.85% 2020[2]	5,000	5,017
Gazprom OJSC 4.95% 2022[2]	40,000	42,000
Gazprom OJSC, Series 9, 6.51% 2022	55,980	65,497
Gazprom OJSC 7.288% 2037	84,880	106,524
Gazprom OJSC 7.288% 2037[2]	3,810	4,782
Transocean Inc. 5.05% 2016	24,500	27,380
Transocean Inc. 2.50% 2017	4,535	4,556
Transocean Inc. 6.375% 2021	12,495	14,733
Transocean Inc. 3.80% 2022	28,715	28,511
Total Capital Canada Ltd. 1.625% 2014	10,000	10,133
Total Capital SA 3.00% 2015	1,750	1,844
Total Capital SA 3.125% 2015	3,025	3,211
Total Capital International 1.50% 2017	29,500	29,864
Total Capital International 1.55% 2017	1,500	1,512
Total Capital Canada Ltd. 1.45% 2018	2,235	2,238
Total Capital International 2.875% 2022	4,580	4,693
Total Capital International 2.70% 2023	7,000	6,971
Total Capital Canada Ltd. 2.75% 2023	11,105	11,127
Anadarko Petroleum Corp. 5.95% 2016	7,500	8,609
Anadarko Petroleum Corp. 6.375% 2017	8,250	9,786
Anadarko Petroleum Corp. 8.70% 2019	17,730	23,666
Anadarko Petroleum Corp. 6.45% 2036	15,205	18,275
Anadarko Petroleum Corp. 6.20% 2040	8,000	9,436
Kinder Morgan Energy Partners, LP 5.125% 2014	27,210	29,181
Kinder Morgan Energy Partners, LP 3.50% 2016	3,200	3,404
Kinder Morgan Energy Partners, LP 6.00% 2017	5,375	6,221
Kinder Morgan Energy Partners, LP 3.95% 2022	4,780	4,997
Kinder Morgan Energy Partners, LP 3.45% 2023	2,220	2,218
Kinder Morgan Energy Partners, LP 6.95% 2038	7,500	9,452
Kinder Morgan Energy Partners, LP 5.00% 2042	12,000	12,157
Reliance Holdings Ltd. 4.50% 2020[2]	8,650	9,213
Reliance Holdings Ltd. 4.50% 2020	1,000	1,065
Reliance Holdings Ltd. 5.40% 2022[2]	27,375	30,434
Reliance Holdings Ltd. 6.25% 2040	12,805	14,591
Reliance Holdings Ltd. 6.25% 2040[2]	7,745	8,825
Enbridge Energy Partners, LP 5.35% 2014	2,700	2,917
Enbridge Energy Partners, LP, Series B, 6.50% 2018	23,200	28,012
Enbridge Energy Partners, LP 9.875% 2019	5,000	6,784
Enbridge Energy Partners, LP 5.20% 2020	650	736
Enbridge Energy Partners, LP 4.20% 2021	9,750	10,389
PTT Exploration & Production Ltd. 5.692% 2021[2]	40,780	47,412
StatoilHydro ASA 2.90% 2014	6,205	6,453
Statoil ASA 3.125% 2017	13,500	14,571
StatoilHydro ASA 5.25% 2019	4,750	5,689
Statoil ASA 3.15% 2022	7,000	7,359
StatoilHydro ASA 2.45% 2023	12,320	12,012
Enbridge Inc. 5.80% 2014	17,500	18,723
Enbridge Inc. 4.90% 2015	9,900	10,672
Enbridge Inc. 5.60% 2017	11,155	12,779
Shell International Finance BV 4.00% 2014	4,400	4,579
Shell International Finance BV 3.10% 2015	10,000	10,593
Shell International Finance BV 1.125% 2017	3,000	2,997
Shell International Finance BV 4.30% 2019	5,550	6,385
Shell International Finance BV 2.375% 2022	7,500	7,353
Petrobras International Finance Co. 3.50% 2017	5,150	5,306
Petrobras International Finance Co. 5.75% 2020	5,000	5,612
Petrobras International Finance Co. 5.375% 2021	16,625	18,300
BG Energy Capital PLC 2.875% 2016[2]	9,450	10,070
BG Energy Capital PLC 4.00% 2021[2]	17,500	18,958
Ras Laffan Liquefied Natural Gas III 5.50% 2014	5,000	5,344
Ras Laffan Liquefied Natural Gas III 5.50% 2014[2]	4,800	5,130
Ras Laffan Liquefied Natural Gas III 6.75% 2019[2]	500	628
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2,4]	11,498	12,918
Ras Laffan Liquefied Natural Gas II 5.298% 2020[4]	2,991	3,360
TransCanada PipeLines Ltd. 6.50% 2018	10,000	12,501
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067[5]	12,930	13,796
Phillips 66 2.95% 2017	11,500	12,116
Phillips 66 4.30% 2022	11,525	12,660
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	17,500	18,516
Williams Partners L.P. 4.125% 2020	5,000	5,385
Pemex Project Funding Master Trust 5.75% 2018	2,750	3,183
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	15,000	18,187
Devon Energy Corp. 5.625% 2014	4,500	4,711
Devon Energy Corp. 1.875% 2017	8,700	8,742
Devon Energy Corp. 3.25% 2022	4,000	4,029
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2018[2,4]	16,254	16,986
Energy Transfer Partners, L.P. 5.20% 2022	4,500	5,033
Energy Transfer Partners, L.P. 3.60% 2023	3,360	3,330
Energy Transfer Partners, L.P. 5.15% 2043	6,500	6,465
Husky Energy Inc. 5.90% 2014	1,800	1,926
Husky Energy Inc. 6.20% 2017	5,875	6,995
Husky Energy Inc. 7.25% 2019	4,500	5,838
Spectra Energy Partners, LP 2.95% 2016	9,875	10,146
Spectra Energy Partners 4.60% 2021	3,470	3,665
Chevron Corp. 1.104% 2017	8,370	8,377
Chevron Corp. 2.355% 2022	5,250	5,158
Alpha Natural Resources, Inc. 9.75% 2018	8,000	8,760
Alpha Natural Resources, Inc. 6.25% 2021	4,625	4,162
Enterprise Products Operating LLC 6.30% 2017	6,750	8,136
Enterprise Products Operating LLC 5.20% 2020	4,050	4,743
Woodside Finance Ltd. 4.60% 2021[2]	11,400	12,587
Energy Transfer Partners, LP 7.50% 2020	10,000	11,575
Western Gas Partners LP 4.00% 2022	10,970	11,366
Apache Corp. 2.625% 2023	9,500	9,205
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	8,050	8,573
PDC Energy Inc. 7.75% 2022[2]	8,025	8,386
Arch Coal, Inc. 7.00% 2019	7,600	6,897
Arch Coal, Inc. 7.25% 2021	1,350	1,215
Southwestern Energy Co. 4.10% 2022	7,650	8,111
NGPL PipeCo LLC 7.119% 2017[2]	800	876
NGPL PipeCo LLC 9.625% 2019[2]	6,100	7,076
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	6,950	7,747
CONSOL Energy Inc. 8.00% 2017	3,050	3,309
CONSOL Energy Inc. 8.25% 2020	3,800	4,133
Peabody Energy Corp. 6.00% 2018	5,000	5,263
Peabody Energy Corp. 6.25% 2021	1,425	1,496
Sabine Pass Liquefaction, LLC 5.625% 2021[2]	5,000	5,025
MarkWest Energy Partners, LP 4.50% 2023	3,500	3,487
Dolphin Energy Ltd. 5.50% 2021[2]	2,500	2,888
Access Midstream Partners, L.P. 4.875% 2023	2,425	2,416
BP Capital Markets PLC 5.25% 2013	1,665	1,726
Cenovus Energy Inc. 3.00% 2022	1,590	1,576
Transportadora de Gas Internacional 5.70% 2022[2]	800	900
		1,241,639

FEDERAL AGENCY BONDS & NOTES — 1.11%
Freddie Mac 3.00% 2014	40,000	41,612
Freddie Mac 5.00% 2014	40,000	42,759
Freddie Mac 5.50% 2016	14,580	17,024
Freddie Mac 1.00% 2017	25,000	25,080
Freddie Mac 1.00% 2017	20,500	20,622
Freddie Mac 5.50% 2017	50,000	60,259
Freddie Mac 4.875% 2018	40,000	47,913
Freddie Mac 1.25% 2019	70,010	69,117
Federal Home Loan Bank, Series 2753, 0.28% 2013	39,200	39,216
Federal Home Loan Bank 3.625% 2013	105,000	107,562
Federal Home Loan Bank 5.50% 2014	107,500	116,068
Federal Home Loan Bank 0.50% 2015	25,000	25,043
Federal Home Loan Bank, Series 2816, 1.00% 2017	34,795	35,031
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 0.23% 2013	90,900	90,905
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 3.00% 2014	10,000	10,447
Fannie Mae 2.75% 2014	20,000	20,554
Fannie Mae 4.625% 2014	25,000	26,850
Fannie Mae 5.00% 2015	25,000	27,558
Fannie Mae 5.375% 2016	10,420	12,126
Tennessee Valley Authority 1.875% 2022	17,250	16,795
Tennessee Valley Authority 4.65% 2035	5,080	5,929
Tennessee Valley Authority 3.50% 2042	9,950	9,481
CoBank, ACB 7.875% 2018[2]	12,160	15,452
CoBank, ACB 0.908% 2022[2,5]	11,690	10,552
		893,955

TELECOMMUNICATION SERVICES — 1.10%
Sprint Nextel Corp. 6.00% 2016	10,300	11,150
Sprint Nextel Corp. 8.375% 2017	17,175	19,944
Sprint Nextel Corp. 9.125% 2017	132,550	156,409
Sprint Capital Corp. 6.90% 2019	17,200	18,791
Sprint Nextel Corp. 7.00% 2020	5,000	5,438
Sprint Nextel Corp. 11.50% 2021	136,075	186,593
MTS International Funding Ltd. 8.625% 2020[2]	97,595	123,770
MTS International Funding Ltd. 8.625% 2020	56,173	71,239
Vodafone Group PLC, Term Loan B, 6.875% 2015[4,7,8]	55,376	57,176
Vodafone Group PLC 5.75% 2016	6,475	7,419
Vodafone Group PLC 5.625% 2017	10,450	12,202
Verizon Communications Inc. 7.375% 2013	20,000	21,024
Verizon Communications Inc. 5.50% 2017	10,000	11,700
Verizon Communications Inc. 8.75% 2018	3,245	4,440
Verizon Communications Inc. 2.45% 2022	8,700	8,357
América Móvil, SAB de CV 6.45% 2022	MXN 45,000	3,759
América Móvil, SAB de CV 8.46% 2036	307,200	27,304
Deutsche Telekom International Finance BV 2.25% 2017[2]	$ 7,000	7,169
Deutsche Telekom International Finance BV 6.75% 2018	15,000	18,652
Frontier Communications Corp. 8.25% 2017	2,350	2,732
Frontier Communications Corp. 8.50% 2020	7,650	8,874
Frontier Communications Corp. 9.25% 2021	1,575	1,866
Frontier Communications Corp. 7.125% 2023	10,150	10,822
AT&T Inc. 1.40% 2017	15,000	14,905
AT&T Inc. 2.625% 2022	3,500	3,392
Telefónica Emisiones, SAU 6.421% 2016	15,000	16,691
Cricket Communications, Inc. 7.75% 2016	5,000	5,287
Cricket Communications, Inc. 7.75% 2020	10,000	10,425
Koninklijke KPN NV 8.375% 2030	11,140	14,599
Wind Acquisition SA 11.75% 2017[2]	10,700	11,556
Wind Acquisition SA 7.25% 2018[2]	2,500	2,638
Telecom Italia Capital SA 6.999% 2018	6,000	7,033
SBA Communications Corp. 5.75% 2020[2]	5,000	5,269
		888,625

HEALTH CARE — 0.85%
Gilead Sciences, Inc. 2.40% 2014	9,015	9,295
Gilead Sciences, Inc. 3.05% 2016	22,215	23,807
Gilead Sciences, Inc. 4.40% 2021	32,950	37,002
Gilead Sciences, Inc. 5.65% 2041	5,250	6,419
Roche Holdings, Inc. 5.00% 2014[2]	11,350	11,905
Roche Holdings, Inc. 6.00% 2019[2]	38,500	47,647
Roche Holdings, Inc. 7.00% 2039[2]	8,000	11,692
Express Scripts Inc. 2.75% 2014	2,000	2,063
Express Scripts Inc. 6.25% 2014	17,025	18,270
Express Scripts Inc. 2.10% 2015	4,000	4,089
Express Scripts Inc. 3.125% 2016	7,406	7,819
Express Scripts Inc. 3.50% 2016	2,000	2,152
Express Scripts Inc. 2.65% 2017	9,500	9,855
Express Scripts Inc. 4.75% 2021	11,800	13,268
Express Scripts Inc. 3.90% 2022	10,000	10,619
Express Scripts Inc. 6.125% 2041	225	280
AbbVie Inc. 1.75% 2017[2]	10,250	10,284
AbbVie Inc. 2.90% 2022[2]	42,715	42,326
AbbVie Inc. 4.40% 2042[2]	5,250	5,298
Amgen Inc. 2.30% 2016	5,000	5,208
Amgen Inc. 2.50% 2016	4,000	4,195
Amgen Inc. 2.125% 2017	24,000	24,734
Amgen Inc. 3.875% 2021	7,000	7,613
Amgen Inc. 3.625% 2022	3,000	3,182
Amgen Inc. 5.375% 2043	8,250	9,464
Schering-Plough Corp. 6.00% 2017	42,500	51,590
Novartis Securities Investment Ltd. 5.125% 2019	33,750	40,276
Biogen Idec Inc. 6.00% 2013	25,000	25,099
Biogen Idec Inc. 6.875% 2018	1,000	1,230
Cardinal Health, Inc. 5.50% 2013	10,815	11,010
Cardinal Health, Inc. 4.00% 2015	1,410	1,515
Cardinal Health, Inc. 5.80% 2016	5,000	5,793
Cardinal Health, Inc. 1.90% 2017	5,750	5,833
UnitedHealth Group Inc. 0.85% 2015	2,760	2,770
UnitedHealth Group Inc. 1.40% 2017	1,540	1,541
UnitedHealth Group Inc. 6.00% 2017	2,050	2,444
UnitedHealth Group Inc. 3.875% 2020	2,900	3,165
UnitedHealth Group Inc. 2.75% 2023	6,185	6,122
UnitedHealth Group Inc. 3.95% 2042	3,000	2,832
Pfizer Inc 6.20% 2019	15,000	18,817
Boston Scientific Corp. 6.40% 2016	3,500	4,019
Boston Scientific Corp. 6.00% 2020	10,900	12,634
GlaxoSmithKline Capital Inc. 1.50% 2017	7,100	7,174
GlaxoSmithKline Capital Inc. 5.65% 2018	2,500	3,024
GlaxoSmithKline Capital Inc. 2.85% 2022	2,250	2,278
Teva Pharmaceutical Financial IV LLC, 2.25% 2020	12,455	12,448
Sanofi 0.62% 2014[5]	10,000	10,036
Aetna Inc. 1.50% 2017	3,885	3,882
Aetna Inc. 2.75% 2022	6,250	6,062
WellPoint, Inc. 5.25% 2016	2,500	2,790
WellPoint, Inc. 5.875% 2017	1,080	1,272
WellPoint, Inc. 1.875% 2018	2,500	2,516
WellPoint, Inc. 3.30% 2023	3,150	3,161
McKesson Corp. 0.95% 2015	2,730	2,739
McKesson Corp. 3.25% 2016	1,600	1,710
McKesson Corp. 4.75% 2021	2,000	2,286
McKesson Corp. 2.70% 2022	2,025	1,989
Quintiles, Term Loan B-2, 4.50% 2018[4,5,7]	8,093	8,197
DJO Finance LLC 9.875% 2018[2]	7,250	7,776
Johnson & Johnson 0.40% 2014[5]	7,500	7,517
inVentiv Health Inc. 10.00% 2018[2]	5,000	4,450
inVentiv Health Inc. 10.25% 2018[2]	3,000	2,670
Alkermes Inc., Term Loan B, 4.50% 2019[4,5,7]	6,823	6,921
Tenet Healthcare Corp. 9.25% 2015	5,000	5,675
Tenet Healthcare Corp. 4.50% 2021[2]	930	917
VPI Escrow Corp. 6.375% 2020[2]	5,980	6,234
HCA Inc. 6.50% 2020	5,000	5,575
Centene Corp. 5.75% 2017	5,175	5,550
Elan Finance PLC and Elan Finance Corp. 6.25% 2019[2]	5,000	5,375
VWR Funding, Inc. 7.25% 2017[2]	5,000	5,319
Baxter International Inc. 1.85% 2017	5,000	5,126
DENTSPLY International Inc. 1.81% 2013[5]	5,000	5,024
Dignity Health 3.125% 2022	5,000	4,912
Patheon Inc., Term Loan B1, 7.25% 2018[4,5,7]	3,322	3,376
Bausch & Lomb Inc. 9.875% 2015	3,039	3,145
Kaiser Foundation Hospitals 3.50% 2022	2,750	2,846
Kinetic Concepts, Inc. 10.50% 2018[2]	1,825	1,962
		687,110

CONSUMER DISCRETIONARY — 0.79%
Staples, Inc. 9.75% 2014	72,826	78,646
Comcast Corp. 5.85% 2015	10,000	11,342
Comcast Corp. 6.30% 2017	11,375	13,803
Comcast Corp. 3.125% 2022	7,500	7,535
Comcast Corp. 2.85% 2023	6,400	6,308
Comcast Corp. 4.25% 2033	3,700	3,620
Comcast Corp. 6.40% 2038	11,810	14,549
Comcast Corp. 4.65% 2042	1,320	1,329
Comcast Corp. 4.50% 2043	6,395	6,307
Time Warner Inc. 5.875% 2016	32,100	37,523
Time Warner Companies, Inc. 7.25% 2017	2,500	3,114
Time Warner Inc. 4.75% 2021	1,000	1,133
Time Warner Inc. 3.40% 2022	7,750	7,964
Target Corp. 6.00% 2018	24,000	29,236
NBCUniversal Media, LLC 2.10% 2014	13,015	13,227
NBCUniversal Media, LLC 4.375% 2021	5,500	6,069
NBCUniversal Media, LLC 2.875% 2023	6,080	5,944
NBCUniversal Media, LLC 4.45% 2043	900	869
Time Warner Cable Inc. 8.75% 2019	8,175	10,932
Time Warner Cable Inc. 5.00% 2020	10,000	11,450
CBS Corp. 1.95% 2017	19,000	19,334
Carnival Corp. 1.20% 2016	7,500	7,498
Carnival Corp. 1.875% 2017	10,750	10,739
News America Inc. 9.25% 2013	5,200	5,200
News America Inc. 8.00% 2016	2,000	2,448
News America Inc. 4.50% 2021	1,500	1,699
News America Inc. 3.00% 2022	8,500	8,445
MGM Resorts International 6.875% 2016	2,000	2,150
MGM Resorts International 7.50% 2016	2,075	2,282
MGM Resorts International 6.75% 2020[2]	2,025	2,131
MGM Resorts International 7.75% 2022	10,000	10,950
EchoStar DBS Corp 7.125% 2016	5,000	5,600
DISH DBS Corp. 4.625% 2017	10,525	11,051
Marriott International, Inc., Series I, 6.375% 2017	13,100	15,252
Marriott International, Inc., Series K, 3.00% 2019	1,150	1,196
DaimlerChrysler North America Holding Corp. 1.95% 2014[2]	10,000	10,118
DaimlerChrysler North America Holding Corp. 2.40% 2017[2]	2,500	2,576
DaimlerChrysler North America Holding Corp. 1.875% 2018[2]	2,250	2,247
J.C. Penney Co., Inc. 7.65% 2016	4,550	4,413
J.C. Penney Co., Inc. 5.75% 2018	2,500	2,237
J.C. Penney Co., Inc. 5.65% 2020	7,500	6,272
Johnson Controls, Inc. 1.75% 2014	12,500	12,666
Limited Brands, Inc. 8.50% 2019	5,006	6,182
Limited Brands, Inc. 7.00% 2020	4,994	5,768
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	5,000	5,575
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023[2]	5,875	6,037
Home Depot, Inc. 4.40% 2021	10,000	11,571
Harley-Davidson, Inc. 1.15% 2015[2]	7,500	7,530
Harley-Davidson, Inc. 2.70% 2017[2]	3,750	3,857
Academy Sports 9.25% 2019[2]	10,000	11,200
CityCenter Holdings, LLC and CityCenter Finance Corp. 10.75% 2017[8]	10,000	11,087
WPP Finance 2010 4.75% 2021	10,250	11,053
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	10,000	10,863
Cinemark USA, Inc. 5.125% 2022[2]	10,000	10,175
Omnicom Group Inc. 3.625% 2022	8,000	8,232
British Sky Broadcasting Group PLC 3.125% 2022[2]	8,000	7,858
Marks and Spencer Group PLC 6.25% 2017[2]	6,729	7,644
Quebecor Media Inc. 5.75% 2023[2]	7,050	7,420
Burlington Coat Factory Warehouse Corp. 10.00% 2019	6,250	6,828
NCL Corp. Ltd. 9.50% 2018	6,000	6,630
Cox Communications, Inc. 3.25% 2022[2]	6,500	6,523
Boyd Gaming Corp. 9.00% 2020[2]	6,000	6,120
Cablevision Systems Corp. 7.75% 2018	5,000	5,637
PETCO Animal Supplies, Inc. 9.25% 2018[2]	5,000	5,556
Mattel, Inc. 2.50% 2016	5,000	5,213
Needle Merger Sub Corp. 8.125% 2019[2]	5,000	5,175
Toys “R” Us-Delaware, Inc. 7.375% 2016[2]	5,000	5,150
Walt Disney Co. 0.875% 2014	5,000	5,046
Neiman Marcus Group, Inc., Term Loan B, 4.75% 2018[4,5,7]	5,000	5,037
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[2]	4,350	4,578
Thomson Reuters Corp. 6.50% 2018	3,500	4,336
Univision Communications Inc., Term Loan B, 4.452% 2017[4,5,7]	3,997	4,017
Federated Department Stores, Inc. 6.90% 2029	3,177	3,827
Laureate Education, Inc. 9.25% 2019[2]	3,075	3,367
Loyola University of Chicago 3.199% 2022	3,000	3,003
Virgin Media Finance PLC 4.875% 2022	2,350	2,356
Revel Entertainment, Term Loan B, 9.00% 2017[4,5,7]	4,975	2,108
Caesars Entertainment Operating Co. 9.00% 2020[2]	925	946
Caesars Entertainment Operating Co. 9.00% 2020[2]	475	486
		641,395

INDUSTRIALS — 0.74%
General Electric Capital Corp. 1.00% 2015	12,650	12,720
General Electric Corp. 5.25% 2017	31,720	37,125
General Electric Capital Corp. 2.10% 2019	5,075	5,102
General Electric Capital Corp., Series A, 6.00% 2019	4,450	5,390
General Electric Co. 2.70% 2022	16,500	16,294
General Electric Capital Corp. 3.10% 2023	7,150	7,079
General Electric Capital Corp., Series B, junior subordinated 6.25% (undated)[5]	32,000	35,082
General Electric Capital Corp., Series A, junior subordinated 7.125% (undated)[5]	67,300	77,486
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[4]	5,901	6,342
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[4]	3,373	3,684
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[4]	7,168	7,831
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[4]	12,171	13,890
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[4]	11,175	12,866
United Technologies Corp. 1.80% 2017	6,950	7,106
United Technologies Corp. 3.10% 2022	25,805	26,741
United Technologies Corp. 4.50% 2042	8,000	8,636
Canadian National Railway Co. 4.95% 2014	2,500	2,607
Canadian National Railway Co. 5.55% 2018	26,000	30,907
Union Pacific Corp. 5.125% 2014	11,495	12,018
Union Pacific Corp. 6.125% 2020	2,000	2,484
Union Pacific Corp. 4.00% 2021	2,000	2,222
Union Pacific Corp. 4.163% 2022	9,865	11,035
Burlington Northern Santa Fe LLC 7.00% 2014	9,715	10,322
Burlington Northern Santa Fe LLC 5.65% 2017	4,000	4,691
Burlington Northern Santa Fe LLC 3.45% 2021	1,000	1,061
Burlington Northern Santa Fe LLC 3.05% 2022	1,000	1,018
BNSF Funding Trust I 6.613% 2055[5]	6,700	7,589
Atlas Copco AB 5.60% 2017[2]	17,290	20,084
RBS Global, Inc. and Rexnord LLC 8.50% 2018	15,104	16,614
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	5,000	5,513
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020[2]	10,000	9,900
BE Aerospace, Inc. 5.25% 2022	14,160	14,974
TransDigm Inc. 7.75% 2018	4,000	4,465
TransDigm Inc. 5.50% 2020[2]	10,000	10,475
Volvo Treasury AB 5.95% 2015[2]	11,950	13,051
JELD-WEN Escrow Corp. 12.25% 2017[2]	10,000	11,700
Esterline Technologies Corp. 7.00% 2020	10,350	11,540
DAE Aviation Holdings, Inc. 11.25% 2015[2]	715	738
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B, 6.25% 2018[4,5,7]	6,864	7,009
DAE Aviation Holdings, Inc., Term Loan B2, 6.25% 2018[4,5,7]	3,111	3,178
Norfolk Southern Corp. 5.75% 2016	5,680	6,450
Norfolk Southern Corp. 3.00% 2022	4,000	4,060
CEVA Group PLC 11.625% 2016[2]	5,000	5,200
CEVA Group PLC 8.375% 2017[2]	4,000	4,110
Nortek Inc. 10.00% 2018	5,000	5,700
Nortek Inc. 8.50% 2021	2,500	2,844
Odebrecht Finance Ltd 5.125% 2022[2]	815	880
Odebrecht Finance Ltd 7.125% 2042[2]	5,750	6,684
BakerCorp International, Inc. 8.25% 2019	6,500	6,614
United Rentals, Inc. 6.125% 2023	6,000	6,450
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	6,000	6,180
Waste Management, Inc. 5.00% 2014	890	933
Waste Management, Inc. 2.60% 2016	4,445	4,654
CNH Capital LLC 3.875% 2015[2]	5,000	5,163
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC, Term Loan B, 5.00% 2019[4,5,7]	5,000	5,061
ERAC USA Finance Co. 1.40% 2016[2]	5,000	5,028
Hutchison Whampoa International Ltd. 6.50% 2013[2]	5,000	5,007
Equifax Inc. 3.30% 2022	3,500	3,434
US Investigations Services, Inc., Term Loan D, 7.75% 2015[4,5,7]	3,302	3,291
ADS Waste Escrow, Term Loan B, 5.25% 2019[4,5,7]	1,850	1,871
ADS Waste Escrow 8.25% 2020[2]	1,275	1,371
John Deere Capital Corp. 1.70% 2020	3,000	2,935
Republic Services, Inc. 3.80% 2018	2,500	2,747
Brunswick Rail Finance Ltd. 6.50% 2017[2]	2,400	2,568
Danaher Corp. 2.30% 2016	500	525
		598,329

CONSUMER STAPLES — 0.64%
Anheuser-Busch InBev NV 2.50% 2013	4,000	4,011
Anheuser-Busch InBev NV 0.665% 2014[5]	3,785	3,800
Anheuser-Busch InBev NV 4.125% 2015	15,000	15,996
Anheuser-Busch InBev NV 0.80% 2016	2,500	2,499
Anheuser-Busch InBev NV 1.375% 2017	7,000	7,033
Anheuser-Busch InBev NV 1.25% 2018	7,000	6,955
Anheuser-Busch InBev NV 6.875% 2019	16,000	20,819
Anheuser-Busch InBev NV 5.375% 2020	2,500	3,002
Anheuser-Busch InBev NV 2.50% 2022	6,500	6,383
Anheuser-Busch InBev NV 2.625% 2023	5,000	4,942
Anheuser-Busch InBev NV 4.00% 2043	4,500	4,480
SABMiller Holdings Inc. 1.85% 2015[2]	2,000	2,037
SABMiller Holdings Inc. 2.45% 2017[2]	21,315	22,066
SABMiller Holdings Inc. 3.75% 2022[2]	18,000	19,157
Kroger Co. 5.00% 2013	2,500	2,522
Kroger Co. 6.40% 2017	31,300	37,404
Marfrig Holdings (Europe) BV 9.875% 2017[2]	33,535	33,116
Marfrig Overseas Ltd. 9.50% 2020[2]	1,000	958
Marfrig Overseas Ltd. 9.50% 2020	300	287
Pernod Ricard SA 2.95% 2017[2]	19,500	20,388
Pernod Ricard SA 4.45% 2022[2]	8,500	9,239
Pernod Ricard SA 5.50% 2042[2]	4,000	4,514
Altria Group, Inc. 9.70% 2018	12,328	17,035
Altria Group, Inc. 9.25% 2019	3,834	5,302
Altria Group, Inc. 4.75% 2021	4,500	5,013
Altria Group, Inc. 2.85% 2022	5,000	4,846
Kraft Foods Inc. 1.625% 2015	4,000	4,069
Kraft Foods Inc. 2.25% 2017	1,515	1,562
Kraft Foods Inc. 5.375% 2020	3,927	4,655
Kraft Foods Inc. 3.50% 2022	15,000	15,721
Kraft Foods Inc. 6.50% 2040	1,000	1,286
Kraft Foods Inc. 5.00% 2042	4,000	4,362
Wal-Mart Stores, Inc. 4.25% 2013	6,000	6,046
Wal-Mart Stores, Inc., Series 1994-A2, 8.85% 2015[4]	6,099	6,499
Wal-Mart Stores, Inc. 5.80% 2018	11,095	13,496
Safeway Inc. 5.00% 2019	10,000	10,744
Safeway Inc. 3.95% 2020	14,710	14,655
ConAgra Foods, Inc. 1.30% 2016	2,295	2,303
ConAgra Foods, Inc. 1.90% 2018	5,710	5,741
ConAgra Foods, Inc. 3.20% 2023	11,345	11,385
ConAgra Foods, Inc. 4.65% 2043	5,410	5,440
Delhaize Group 6.50% 2017	19,210	21,908
Reynolds American Inc. 3.25% 2022	14,390	14,273
Heineken NV 1.40% 2017[2]	9,245	9,180
Heineken NV 2.75% 2023[2]	3,000	2,899
Kraft Foods Inc. 2.625% 2013	2,555	2,568
Kraft Foods Inc. 6.125% 2018	4,000	4,825
Kraft Foods Inc. 5.375% 2020	3,000	3,571
PepsiCo, Inc. 2.50% 2016	10,000	10,507
General Mills, Inc. 0.66% 2014[5]	10,000	10,034
Coca-Cola Co. 1.50% 2015	4,000	4,114
Coca-Cola Co. 1.80% 2016	3,000	3,101
Coca-Cola Co. 3.30% 2021	2,000	2,154
Philip Morris International Inc. 1.125% 2017	4,000	3,980
Philip Morris International Inc. 1.625% 2017	2,000	2,032
Philip Morris International Inc. 2.50% 2022	3,000	2,963
Lorillard Tobacco Co. 3.50% 2016	5,000	5,299
Lorillard Tobacco Co. 2.30% 2017	2,500	2,523
Unilever Capital Corp. 0.85% 2017	7,500	7,384
British American Tobacco International Finance PLC 2.125% 2017[2]	7,000	7,113
Tesco PLC 5.50% 2017[2]	5,058	5,920
Dr Pepper Snapple Group, Inc. 2.00% 2020	6,000	5,889
Brown-Forman Corp. 1.00% 2018	3,000	2,966
Brown-Forman Corp. 2.25% 2023	2,000	1,938
Brown-Forman Corp. 3.75% 2043	1,000	971
C&S Group Enterprises LLC 8.375% 2017[2]	4,499	4,803
SUPERVALU Inc., Term Loan B, 8.00% 2018[4,5,7]	680	693
		515,376

UTILITIES — 0.51%
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	2,500	2,875
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	1,500	1,727
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	35,188	43,530
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	2,380	3,066
Consumers Energy Co. 5.65% 2020	126	153
CMS Energy Corp. 6.25% 2020	225	267
CMS Energy Corp. 5.05% 2022	5,460	6,113
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	5,000	5,138
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	3,339	3,819
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	11,885	14,837
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	15,057	19,121
NV Energy, Inc 6.25% 2020	5,000	5,979
Teco Finance, Inc. 6.75% 2015	28,499	31,958
Teco Finance, Inc. 4.00% 2016	1,557	1,676
Teco Finance, Inc. 6.572% 2017	3,634	4,384
Teco Finance, Inc. 5.15% 2020	4,475	5,177
MidAmerican Energy Co. 5.95% 2017	14,000	16,745
MidAmerican Energy Holdings Co. 5.75% 2018	10,000	11,998
PacifiCorp., First Mortgage Bonds, 2.95% 2022	12,000	12,434
Centerpoint Energy, Inc., Series B, 6.85% 2015	9,000	10,120
CenterPoint Energy Resources Corp. 4.50% 2021	23,496	26,309
Pennsylvania Electric Co. 6.05% 2017	3,000	3,502
Cleveland Electric Illuminating Co. 8.875% 2018	21,700	28,910
National Grid PLC 6.30% 2016	20,725	24,072
Public Service Co. of Colorado 5.80% 2018	4,850	5,963
Public Service Co. of Colorado 5.125% 2019	4,350	5,200
Xcel Energy Inc. 4.70% 2020	2,000	2,319
Northern States Power Co., First Mortgage Bonds, 7.125% 2025	6,842	9,355
Pacific Gas and Electric Co. 6.25% 2013	18,000	18,824
American Electric Power Co. 1.65% 2017	12,735	12,743
Ohio Power Co., Series M, 5.375% 2021	2,950	3,516
Entergy Corp. 4.70% 2017	10,000	10,886
Entergy Louisiana, LLC 3.30% 2022	5,105	5,114
Duke Energy Corp. 1.625% 2017	7,500	7,513
Progress Energy, Inc. 7.05% 2019	500	630
Progress Energy, Inc. 7.00% 2031	1,285	1,636
Progress Energy, Inc. 7.75% 2031	1,125	1,525
Intergen Power 9.00% 2017[2]	11,900	11,126
PSEG Power LLC 2.75% 2016	7,371	7,699
NRG Energy, Inc. 6.625% 2023[2]	6,500	7,004
AES Corp. 7.375% 2021	5,000	5,600
Electricité de France SA 4.60% 2020[2]	4,500	5,000
Texas Competitive Electric Holdings Co. LLC 11.50% 2020[2]	6,000	4,770
Wisconsin Electric Power Co. 2.95% 2021	3,610	3,719
		414,052

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.46%
United Mexican States Government, Series M30, 10.00% 2036	MXN1,640,100	192,077
United Mexican States Government Global 4.75% 2044	$16,000	16,864
Portuguese Government 4.95% 2023	€47,750	59,398
Polish Government, Series 1021, 5.75% 2021	PLN112,245	41,565
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 2014[2]	$14,350	15,002
Bermudan Government 5.603% 2020	6,000	6,971
Bermudan Government 4.138% 2023[2]	5,250	5,511
Hungarian Government 6.375% 2021	10,000	10,950
France Government Agency-Guaranteed, Société Finance 3.375% 2014[2]	10,000	10,374
KfW 4.50% 2018	5,000	5,831
Croatian Government 6.375% 2021	5,000	5,675
		370,218

MATERIALS — 0.41%
Rio Tinto Finance (USA) Ltd. 8.95% 2014	1,750	1,927
Rio Tinto Finance (USA) Ltd. 2.50% 2016	7,500	7,844
Rio Tinto Finance (USA) Ltd. 1.625% 2017	16,575	16,632
Rio Tinto Finance (USA) Ltd. 9.00% 2019	11,420	15,870
Rio Tinto Finance (USA) Ltd. 2.875% 2022	5,000	4,953
ArcelorMittal 5.375% 2013	9,500	9,600
ArcelorMittal 5.00% 2017[5]	26,950	27,618
ArcelorMittal 10.35% 2019[5]	750	943
ArcelorMittal 6.00% 2021[5]	2,000	2,106
ArcelorMittal 6.75% 2022[5]	4,875	5,371
Xstrata Canada Financial Corp. 2.85% 2014[2]	3,000	3,084
Xstrata Canada Financial Corp. 1.80% 2015[2]	2,000	2,018
Xstrata Canada Financial Corp. 2.45% 2017[2]	7,500	7,571
Xstrata Canada Financial Corp. 3.60% 2017[2]	4,000	4,213
Xstrata Canada Financial Corp. 4.95% 2021[2]	11,250	11,984
Xstrata Canada Financial Corp. 4.00% 2022[2]	2,710	2,715
Xstrata Canada Financial Corp. 5.30% 2042[2]	1,500	1,497
Dow Chemical Co. 7.60% 2014	25,800	28,031
Dow Chemical Co. 5.70% 2018	1,400	1,658
Dow Chemical Co. 4.125% 2021	2,500	2,705
Cliffs Natural Resources Inc. 3.95% 2018	7,500	7,622
Cliffs Natural Resources Inc. 4.875% 2021	20,945	20,704
Cliffs Natural Resources Inc. 6.25% 2040	2,000	1,940
Teck Resources Ltd. 3.15% 2017	3,950	4,108
Teck Resources Ltd. 2.50% 2018	12,500	12,732
Teck Resources Ltd. 4.75% 2022	2,375	2,581
Reynolds Group Inc. 7.875% 2019	3,565	3,939
Reynolds Group Inc. 5.75% 2020	10,000	10,250
FMG Resources, Term Loan, 5.25% 2017[4,5,7]	3,945	4,005
FMG Resources 6.875% 2018[2]	5,000	5,206
FMG Resources 8.25% 2019[2]	3,500	3,771
Ecolab Inc. 2.375% 2014	1,250	1,287
Ecolab Inc. 3.00% 2016	8,725	9,286
Ecolab Inc. 4.35% 2021	1,500	1,668
Inmet Mining Corp. 8.75% 2020[2]	10,000	11,150
International Paper Co. 7.95% 2018	7,050	9,066
JMC Steel Group Inc. 8.25% 2018[2]	5,175	5,537
Georgia Gulf Corp. 9.00% 2017[2]	1,746	1,960
Georgia Gulf Corp. 4.875% 2023[2]	3,500	3,539
Newcrest Finance Pty Ltd. 4.45% 2021[2]	4,140	4,352
Newcrest Finance Pty Ltd. 4.20% 2022[2]	1,000	1,027
Ball Corp. 5.00% 2022	5,000	5,325
E.I. du Pont de Nemours and Co. 0.73% 2014[5]	2,500	2,512
E.I. du Pont de Nemours and Co. 5.25% 2016	1,500	1,733
Ryerson Inc. 9.00% 2017[2]	3,275	3,533
Ryerson Inc. 11.25% 2018[2]	675	672
Arbermarle Corp. 5.10% 2015	3,500	3,765
ICI Wilmington, Inc. 5.625% 2013	3,500	3,642
U.S. Coatings Acquisition Inc. and Flash Dutch 2 BV, Term Loan B, 4.75% 2020[4,5,7]	2,915	2,964
U.S. Coatings Acquisition Inc. and Flash Dutch 2 BV 7.375% 2021[2]	565	584
Sherwin-Williams Co. 1.35% 2017	3,500	3,494
Walter Energy, Inc. 9.875% 2020[2]	3,025	3,350
Georgia-Pacific Corp. 5.40% 2020[2]	2,500	2,950
Yara International ASA 7.875% 2019[2]	2,225	2,857
Newpage Corp., Term Loan B, 7.75% 2019[4,5,7]	2,790	2,853
PQ Corp. 8.75% 2018[2]	2,031	2,158
Airgas, Inc. 7.125% 2018	1,800	1,934
Praxair, Inc. 4.375% 2014	1,000	1,044
Ardagh Packaging Finance 4.875% 2022[2]	610	609
Potash Corp. of Saskatchewan Inc. 5.875% 2036	350	427
		330,476

INFORMATION TECHNOLOGY — 0.26%
Tencent Holdings Ltd. 3.375% 2018[2]	40,000	41,104
First Data Corp. 11.25% 2016	6,800	6,800
First Data Corp., Term Loan D, 5.205% 2017[4,5,7]	7,129	7,150
First Data Corp. 6.75% 2020[2]	2,000	2,065
First Data Corp. 12.625% 2021	7,500	8,025
International Business Machines Corp. 1.95% 2016	10,925	11,346
International Business Machines Corp. 5.70% 2017	5,500	6,602
International Business Machines Corp. 1.875% 2022	2,000	1,895
International Business Machines Corp. 4.00% 2042	3,000	3,060
Xerox Corp. 6.40% 2016	602	678
Xerox Corp. 2.95% 2017	15,940	16,196
Xerox Corp. 6.75% 2017	280	323
Samsung Electronics America, Inc. 1.75% 2017[2]	16,850	17,009
Cisco Systems, Inc. 0.56% 2014[5]	15,000	15,040
SunGard Data Systems Inc. 7.375% 2018	6,500	6,939
SunGard Data Systems Inc., Term Loan B, 4.50% 2019[4,5,7]	1,575	1,603
SunGard Data Systems Inc. 7.625% 2020	3,450	3,778
National Semiconductor Corp. 6.60% 2017	10,000	12,246
Lawson Software, Inc., Term Loan B2, 5.25% 2018[4,5,7]	5,985	6,081
Lawson Software, Inc. 9.375% 2019	5,000	5,675
SRA International, Inc., Term Loan B, 6.50% 2018[4,5,7]	8,181	8,151
Google Inc. 1.25% 2014	7,500	7,590
Freescale Semiconductor, Inc. 8.05% 2020	5,000	5,175
Oracle Corp. 1.20% 2017	5,000	4,992
Jabil Circuit, Inc. 4.70% 2022	4,225	4,352
Blackboard Inc., Term Loan B2, 6.25% 2018[4,5,7]	2,504	2,504
NXP BV and NXP Funding LLC 9.75% 2018[2]	1,282	1,481
		207,860

ASSET-BACKED OBLIGATIONS[4] — 0.17%
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2-A-1A, FSA insured, 0.346% 2036[5]	12,580	10,833
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.346% 2037[5]	4,466	3,515
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.356% 2037[5]	33,373	26,159
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-2, 5.29% 2016[2]	17,500	19,017
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	16,970	17,963
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.364% 2037[5]	23,212	17,754
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020	10,078	10,819
CWABS, Inc., Series 2004-15, Class AF-6, 4.613% 2035	7,354	7,590
Honda Auto Receivables Owner Trust, Series 2011-1, Class A-4, 1.80% 2017	6,000	6,084
PE Environmental Funding LLC, Series 2007-A, Class A-1, 4.982% 2016	4,572	4,708
Mercedes-Benz Auto Lease Trust, Series 2011-1A, Class A3, 1.18% 2013[2]	3,778	3,780
RAMP Trust, Series 2004-RS12, Class A-I-6, 4.547% 2034	3,327	3,446
FPL Recovery Funding LLC, Series 2007-A, Class A-2, 5.044% 2015	3,185	3,218
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-2, 9.14% 2031	2,020	2,185
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 0.506% 2019[2,5]	1,044	1,031
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	775	806
		138,908

MUNICIPALS — 0.01%
State of Illinois, General Obligation Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	5,000	5,653
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, 6.72% 2025	4,232	4,364
		10,017

Total bonds & notes (cost: $16,200,388,000)		17,057,118

	Principal amount	Value
Short-term securities — 6.14%	(000)	(000)

Fannie Mae 0.10%–0.18% due 2/19–8/19/2013	$1,213,600	$ 1,213,176
U.S. Treasury Bills 0.06%–0.195% due 2/7–7/11/2013	970,600	970,453
Federal Home Loan Bank 0.11%–0.21% due 2/22–12/27/2013	737,600	737,383
Freddie Mac 0.10%–0.17% due 2/4–8/20/2013	609,000	608,801
Federal Farm Credit Banks 0.16%–0.22% due 2/13–12/3/2013	441,000	440,813
Wells Fargo & Co. 0.14% due 3/18/2013	75,000	74,979
Variable Funding Capital Company LLC 0.14%–0.16% due 2/1–4/25/2013[2]	108,300	108,273
Coca-Cola Co. 0.14%–0.18% due 2/6–4/16/2013[2]	169,425	169,400
Chariot Funding, LLC 0.15%–0.19% due 2/15–4/26/2013[2]	100,201	100,182
John Deere Credit Ltd. 0.19% due 2/11/2013[2]	44,000	43,997
John Deere Capital Corp. 0.09% due 3/12/2013[2]	25,000	24,998
Procter & Gamble Co. 0.14%–0.16% due 2/19–3/12/2013[2]	63,525	63,519
Wal-Mart Stores, Inc. 0.07% due 2/12–2/13/2013[2]	59,500	59,499
General Electric Co. 0.11% due 2/1/2013	50,000	50,000
Regents of the University of California 0.16% due 4/29/2013	44,955	44,936
Emerson Electric Co. 0.11%–0.13% due 4/24–4/29/2013[2]	44,900	44,886
NetJets Inc. 0.08% due 2/11/2013[2]	44,000	43,999
Straight-A Funding LLC 0.15% due 2/13/2013[2]	40,000	39,998
Chevron Corp. 0.06% due 2/12/2013[2]	25,000	25,000
Walt Disney Co. 0.14% due 4/16/2013[2]	25,000	24,991
National Rural Utilities Cooperative Finance Corp. 0.13%–0.14% due 2/6–2/27/2013	23,700	23,699
Private Export Funding Corp. 0.25% due 8/1/2013[2]	19,000	18,971
Medtronic Inc. 0.17% due 2/14/2013[2]	13,500	13,499
Paccar Financial Corp. 0.09% due 2/26/2013	13,200	13,199

Total short-term securities (cost: $4,958,188,000)		4,958,651

Total investment securities (cost: $72,077,709,000)		82,030,947
Other assets less liabilities		(1,304,553)

Net assets		$80,726,394

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2013, appear below.

						Value of
					Dividend or	affiliates at
	Beginning shares or			Ending shares or	interest income	1/31/2013
	principal amount	Additions	Reductions	principal amount	(000)	(000)

SSE PLC	61,403,600	—	—	61,403,600	$24,500	$1,381,909
Darden Restaurants, Inc.	6,654,000	371,000	—	7,025,000	3,327	326,663
William Hill PLC	43,111,488	—	—	43,111,488	—	262,628
RPM International, Inc.	8,340,000	—	—	8,340,000	1,877	260,291
CapitaCommercial Trust	159,709,300	—	—	159,709,300	4,747	214,856
Starwood Property Trust, Inc.	8,029,000	—	—	8,029,000	4,336	205,864
Ratchaburi Electricity Generating
Holding PCL	94,250,000	—	—	94,250,000	—	191,218
Siliconware Precision Industries Co., Ltd.	173,970,300	—	—	173,970,300	—	182,947
Greene King PLC	14,073,299	—	—	14,073,299	1,635	148,988
Electricity Generating PCL	30,646,428	—	2,546,000	28,100,428	—	144,177
Hays PLC	80,375,129	—	—	80,375,129	—	113,453
R.R. Donnelley & Sons Co.	12,206,957	—	—	12,206,957	6,348	112,304
Sunway Real Estate Investment Trust	174,950,000	—	—	174,950,000	1,066	87,278
Frasers Centrepoint Trust	53,464,000	—	—	53,464,000	936	83,804
Tesco Lotus Retail Growth Freehold
and Leasehold Property Fund	110,000,000	35,255,000	—	145,255,000	1,236	77,450
CapitaRetail China Trust	46,690,000	—	—	46,690,000	—	66,207
Go-Ahead Group PLC	2,497,310	227,690	—	2,725,000	—	56,400
Cache Logistics Trust	41,000,000	—	—	41,000,000	647	41,740
Ekornes ASA	1,990,851	—	—	1,990,851	—	34,803
Orior AG	385,000	—	—	385,000	—	22,083
Astoria Financial Corp.[9]	6,405,000	—	1,705,000	4,700,000	256	—
Lorillard, Inc. [9]	6,589,104	11,905,084	3,151,876	15,342,312	10,213	—
Lorillard Tobacco Co. 3.50% 2016[9]	$5,000,000	—	—	$5,000,000	44	—
Lorillard Tobacco Co. 2.30% 2017[9]	$2,500,000	—	—	$2,500,000	15	—
Sydney Airport[9]	120,935,073	—	42,378,065	78,557,008	10,778	—
					$71,961	$4,015,063

[1]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,698,561,000, which represented 3.34% of the net assets of the fund.
[3]	Security did not produce income during the last 12 months.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Coupon rate may change periodically.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $161,173,000, which represented .20% of the net assets of the fund.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[9]	Unaffiliated issuer at 1/31/2013.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of January 31, 2013 (dollars in thousands):

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Consumer staples	$10,383,576	$ —	$—	$10,383,576
Utilities	7,862,453	—	—	7,862,453
Telecommunication services	7,637,195	—	—	7,637,195
Financials	7,121,412	—	—	7,121,412
Health care	6,763,046	—	—	6,763,046
Energy	4,912,782	—	—	4,912,782
Industrials	3,986,204	—	—	3,986,204
Consumer discretionary	3,274,347	—	—	3,274,347
Materials	2,375,235	—	—	2,375,235
Information technology	2,069,322	—	—	2,069,322
Miscellaneous	3,366,545	—	—	3,366,545
Preferred stocks	—	35,013	—	35,013
Convertible securities	76,520	151,528	—	228,048
Bonds & notes:
Mortgage-backed obligations	—	5,360,409	—	5,360,409
U.S. Treasury bonds & notes	—	3,033,694	—	3,033,694
Corporate bonds & notes	—	7,249,917	—	7,249,917
Federal agency bonds & notes	—	893,955	—	893,955
Bonds & notes of governments & government agencies
outside the U.S.	—	370,218	—	370,218
Asset-backed obligations	—	138,908	—	138,908
Municipals	—	10,017	—	10,017
Short-term securities	—	4,958,651	—	4,958,651
Total	$59,828,637	$22,202,310	$—	$82,030,947

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$11,367,709
Gross unrealized depreciation on investment securities	(2,753,138)
Net unrealized appreciation on investment securities	8,614,571
Cost of investment securities for federal income tax purposes	73,416,376

Key to abbreviations and symbol

ADR = American Depositary Receipts

FDR = Fiduciary Depositary Receipts

GDR = Global Depositary Receipts

CAD = Canadian dollars

CHF = Swiss francs

€ = Euros

MXN = Mexican pesos

PLN = Polish zloty

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-012-0313O-S32842

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: March 28, 2013

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: March 28, 2013